Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Equity	$ 32,534	$ 32,307	$ 32,174
Cumulative translation adjustments
Equity	93	94	95
Additional paid-in capital
Equity	$ 1,874	$ 1,911	$ 1,996